SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 1,401	$ 93	$ 2,832
Cash	$ 57,435	$ 2,443